Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment (Details) [Line Items]
Amortization expense		$ 70,864	$ 78,121	$ 51,334
Depreciation expense	$ 163,184	$ 193,210	$ 676,493	866,537
Net carrying value of equipment				290,889
Outstanding note payable				86,806
Loss on disposal				204,083
HP3 Crushing System [Member]
Property and Equipment (Details) [Line Items]
Accrued rent payable				158,000
HP4 Crushing System [Member]
Property and Equipment (Details) [Line Items]
Accrued rent payable				$ 215,510